STOCK-BASED COMPENSATION - Other equity instruments (Details)		12 Months Ended
	Jan. 01, 2019 EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments shares	Dec. 31, 2017 USD ($) EquityInstruments shares	May 31, 2015 shares	Apr. 30, 2015 shares
ISPP
Share based compensation
Percentage of contribution to the plan by participants from their annual salaries		10.00%
Percentage of contribution to the plan by company on the participants contribution		50.00%
Total compensation cost		$ 6,900,000	$ 5,800,000
Number of common shares subscribed | shares		515,432	(382,663)
Value of common shares subscribed		$ 20,600,000	$ 17,400,000
Maximum number of common shares reserved for issuance | shares				7,100,000	6,100,000
Number of awards available for grant | shares		656,875	1,172,307
RSU
Share based compensation
Number of awards granted | EquityInstruments		379,324	369,623
Fair value at grant date		$ 47.91	$ 44.42
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		17,600,000	16,400,000
Total compensation expense recorded in the general and administrative		$ 15,200,000	$ 13,100,000
PSU
Share based compensation
Vesting period		3 years
Number of awards granted | EquityInstruments		180,000	182,000
Fair value at grant date		$ 58.47	$ 49.38
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		8,400,000	8,100,000
Total compensation expense recorded in the general and administrative		9,300,000	$ 6,000,000
PSU 2016 Grant
Share based compensation
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		$ 3,500,000
Number of additional shares purchased under 2016 PSU Grant | shares		100,345
Maximum | RSU
Share based compensation
Vesting period		3 years
Subsequent events | RSU
Share based compensation
Number of awards granted | EquityInstruments	404,100
Subsequent events | PSU
Share based compensation
Number of awards granted | EquityInstruments	190,500